Tax Receivable Agreement	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Tax Receivable Agreement [Abstract]
Tax Receivable Agreement
8.	Tax Receivable Agreement
E2open Holdings entered into a Tax Receivable Agreement with selling equity holders of E2open Holdings that requires us to pay 85% of the tax savings that are realized as a result of increases in the tax basis in E2open Holdings’ assets as a result of the sale of E2open Holdings units and exchange of the E2open Holdings units for shares of Class A Common Stock and cash, as well as certain other tax benefits related to entering into the Tax Receivable Agreement, including tax benefits attributable to payments under the Tax Receivable Agreement. We will retain the benefit of the remaining 15% of these cash savings.
Significant inputs and assumptions were used to initially estimate the future expected payments including the timing of the realization of the tax benefits, a tax rate of 24.1% and an imputed interest rate of 7%. Changes in any of these or other factors are expected to impact the timing and amount of gross payments. The fair value of these obligations will be accreted to the amount of the gross expected obligation. In addition, if we were to exercise our right to terminate the Tax Receivable Agreement or certain other acceleration events occur, we will be required to make immediate cash payments. Such cash payments will be equal to the present value of the assumed future realized tax benefits based on a set of assumptions and using an agreed upon discount rate, as defined in the Tax Receivable Agreement. The early termination payment may be made significantly in advance of the actual realization, if any, of those future tax benefits. Such payments will be calculated based on certain assumptions, including that we have sufficient taxable income to utilize the full amount of any tax benefits subject to the Tax Receivable Agreement over the period specified therein. The payments that we will be required to make will generally reduce the amount of overall cash flow that might have otherwise been available, but we expect the cash tax savings we will realize from the utilization of the related tax benefits will exceed the amount of any required payments.
Pursuant to Accounting Standards Codification (ASC) Topic 805,
Business Combination
and relevant tax law, we have calculated the fair value of the tax receivable agreement payments and identified the timing of the utilization of the tax attributes. The tax receivable agreement liability will be revalued at the end of each reporting period with the gain or loss as well as the associated interest reflected in change in tax receivable agreement liability in the Condensed Consolidated Statements of Operations in the period in which the event occurred. Interest will accrue on the tax receivable agreement liability at a rate of LIBOR plus 100 basis points. The tax receivable agreement liability was $52.6 million and $50.1 million as of May 31, 2021 and February 28, 2021, respectively. The increase in the liability was due to a change in the forecast and accretion of the liability.

11.	TAX RECEIVABLE AGREEMENT
E2open Holdings entered into a Tax Receivable Agreement with the owners of equity interest of certain parties holding Class A Units or
Class A-1
Units of E2open Holdings and the members holding Class B Units of E2open Holdings that requires the Company to pay 85% of the tax savings that are realized as a result of increases in the tax basis in E2open Holdings’ assets as a result of the sale of E2open Holdings units and exchange of the E2open Holdings units for shares of common stock and cash, as well as certain other tax benefits related to entering into the Tax Receivable Agreement, including tax benefits attributable to payments under the Tax Receivable
Agreement. The Tax Receivable Agreement will continue until all such tax benefits have been utilized or expired unless
E2open Holdings exercises its right to terminate the Tax Receivable Agreement for an amount representing the present value of anticipated future tax benefits under the Tax Receivable Agreement or certain other accelerated rights occur. The Company will retain the benefit of the remaining 15% of these cash savings.
Significant inputs and assumptions were used to preliminarily estimate the future expected payments including the timing of the realization of the tax benefits and a tax savings rate of approximately 24.1%. Changes in any of these or other factors are expected to impact the timing and amount of gross payments. The fair value of the tax receivable agreement obligation recorded by E2open Holdings in the opening balance sheet was $49.9 million, using an imputed interest rate of 7%. The fair value of these obligations will be accreted to the amount of the gross expected obligation. The tax receivable agreement liability originally recorded has been increased to $50.1 million as of February 28, 2021. This increase of $0.2 million was recorded as additional interest expense in the Consolidated Statements of Operations. In addition, if E2open Holdings were to exercise its right to terminate the Tax Receivable Agreement or certain other acceleration events occur, the Company will be required to make immediate cash payments. Such cash payments will be equal to the present value of the assumed future realized tax benefits based on a set of assumptions and using an agreed upon discount rate, as defined in the Tax Receivable Agreement. The early termination payment may be made significantly in advance of the actual realization, if any, of those future tax benefits. Such payments will be calculated based on certain assumptions, including that the Company has sufficient taxable income to utilize the full amount of any tax benefits subject to the Tax Receivable Agreement over the period specified therein. The payments that the Company will be required to make will generally reduce the amount of overall cash flow that might have otherwise been available, but the Company expects the cash tax savings it will realize from the utilization of the related tax benefits will exceed the amount of any required payments. If the Company elected to terminate the Tax Receivable Agreement as of February 28, 2021, the Company estimates the early termination payment would have been approximately $129.3 million in the aggregate under the Tax Receivable Agreement.